ORGANIZATION AND BASIS OF PRESENTATION - Contractual Agreements (Details) - BEST Network ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Contractual Agreements
Interest-free loans	¥ 13,780
Exclusive Technical Support and Service Agreement
Contractual Agreements
Agreement term	20 years